Segmental Information - Schedule of Segmental Information (Details) - Chief Operating Decision Maker [Member] - Other Operating Segment [Member]	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
OPERATING REVENUES
Revenue	$ 17,440,594	$ 13,526,925	$ 16,841,170	$ 16,590,843
Cost of revenue	(11,413,795)	(8,852,539)	(10,759,420)	(10,278,447)
GROSS PROFIT	6,026,799	4,674,386	6,081,750	6,312,396
GENERAL AND ADMINISTRATIVE EXPENSES
Selling and distribution	211,810	164,280	216,467	200,415
Depreciation expenses	86,805	67,326	131,880	139,944
Payroll and welfare expenses	3,876,444	3,006,570	3,794,930	3,571,884
Office related expenses	583,003	452,177	368,862	474,176
Operating lease expense	1,036,946	804,255	1,003,597	984,308
Professional services expenses	1,691,491	1,311,920	26,456	55,556
General and Administrative Expenses total	7,486,499	5,806,528	5,542,192	5,426,283
OTHER SEGMENT ITEMS
Bad debts written off	(16,514)	(12,808)	(20,218)	(20,584)
Reversal of allowance for credit loss	736,926	571,560	633,877	970,035
Inventories written off				(31,784)
Inventories write-downs to net realizable value	(254,483)	(197,377)		(218,081)
Allowance (reversal) for inventory obsolescence	29,020	22,508		(112,133)
Gain on disposal of property and equipment	832,860	645,966	1,200	6,250
Rental income			69,036	89,597
Fair value gain (loss) on other investment	(245,931)	(190,744)	604	6,744
Realized gain (loss) on disposal of other investment	(6,700)	(5,197)	12,157	366
Other income	152,971	118,644	213,993	612,614
Other loss	(212,467)	(164,789)	(129,593)	(112,713)
Finance expense	(152,845)	(118,547)	(186,235)	(150,321)
Other Segment Items total	862,837	669,216	594,821	1,039,990
Income tax expenses	(328,803)	(255,020)	(117,999)	(146,954)
Net income	$ (925,666)	$ (717,946)	$ 1,016,380	$ 1,779,149